Other Administrative Expenses (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Independent audit of the financial statements of the companies included in the consolidation scope	27.1	28.9	26.3
Audit Related	2.9	0.3	0.2
Others	0.5	0.3	0.4
Total	30.5	29.5	26.9